UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS

FOR ASSET-BACKED SECURITIES

Commission File Number of Issuing Entity:  333-206684-09

Central Index Key Number of Issuing Entity: 0001742444

SANTANDER DRIVE AUTO RECEIVABLES TRUST 2018-3

(Exact Name of Issuing Entity as Specified in its Charter)

Commission File Number of Depositor:  333-206684

Central Index Key Number of Depositor: 0001383094

SANTANDER DRIVE AUTO RECEIVABLES LLC

(Exact Name of Depositor as Specified in its Charter)

Central Index Key Number of Sponsor: 0001540151

SANTANDER CONSUMER USA INC.

(Exact Name of Sponsor as Specified in its Charter)

Kristopher Tate — Senior Vice President and Associate General Counsel (214) 722-5490

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE that was filed with the Securities and Exchange Commission on June 14, 2018 with respect to Santander Drive Auto Receivables Trust 2018-3 (the “June 14 Form ABS-EE”).  Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the June 14 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

EXHIBIT INDEX

Exhibit	Document Description
102	Asset Data File
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

SANTANDER DRIVE AUTO RECEIVABLES LLC
(Depositor)

Date: July 13, 2018	By:	/s/ Corey Henry
	Name:	Corey Henry
	Title:	President